Jul. 19, 2018
TIAA-CREF Lifecycle 2045 Fund
TIAA-CREF Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
(series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1
dated July 19, 2018, to the Summary Prospectuses and
Statutory Prospectus each dated October 1, 2017

The Board of Trustees of the TIAA-CREF Funds (the “Trust”) has approved an amended and restated investment management agreement (the “Management Agreement”) with respect to each of the TIAA-CREF Lifecycle Funds (the “Funds”), effective October 1, 2018 (the “Effective Date”), which implements a change in the fee structure of each of the Funds as of the Effective Date. Shareholders of the Funds will not experience any increase in total expenses attributable to this change in fee structure. Each Fund is a “fund of funds” and currently invests in Institutional Class shares of other funds in the Trust and in other investment pools or investment products (collectively, the “Underlying Funds”). Under the existing fee structure, the Funds incur the fees and expenses of the Underlying Funds indirectly, and thus such fees and expenses are reflected as a Fund’s “Acquired Fund fees and expenses” in the Fund’s “Annual Fund operating expenses” table.

As of the Effective Date, the Funds are expected to convert all existing investments in Institutional Class shares of the Underlying Funds of the Trust to a new class of the Underlying Funds of the Trust, Class W, and begin making all new investments in Underlying Funds of the Trust in Class W shares. As part of this shift, the Funds will agree, pursuant to certain contractual arrangements, to incur directly their pro rata portion of the investment management fees and certain other expenses (net of other waivers/reimbursements) allocable to Class W of shares of the Underlying Funds of the Trust in which the Funds invest. These fees and expenses will therefore be reflected as part of the Funds’ “Management fees” and “Other expenses,” respectively, in the Funds’ “Annual Fund operating expenses” tables instead of being presented as “Acquired Fund fees and expenses.” To ensure that the same fees and expenses are not paid by both the Funds and the Underlying Funds of the Trust, Teachers Advisors, LLC (“Advisors”) will contractually agree to (i) waive and/or reimburse, for each Underlying Fund of the Trust, Class W’s net investment management fees in their entirety so long as such fees are incurred by the Funds directly and (ii) reimburse the Underlying Funds of the Trust for Class W’s net other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety so long as the Funds reimburse Advisors for such expenses. Advisors expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Trust’s Board of Trustees. The Funds will not incur any fees or expenses of TIAA-CREF Real Property Fund LP directly, and its fees and expenses, along with any amounts excluded from Advisors’ reimbursement of the net other expenses allocable to Class W shares of the Underlying Funds of the Trust, will continue to be incurred indirectly by the Funds and reflected as part of “Acquired Fund fees and expenses” in the Funds’ “Annual Fund operating expenses” tables, as applicable.

Currently, each Fund’s investment management fee is an annual rate of 0.10% of the average daily net assets of each Fund. To facilitate the fee structure change, the investment management fee for the Funds under the Management Agreement will be changed, as of the Effective Date, to be made up of two components, which will be added together to create the total investment management fee. The first component will be the Asset Allocation Fee Rate, which will be an annual rate of 0.10% of the average daily net assets of each Fund. The second component will be the Underlying Funds Fee Rate, which will be calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (other than the Class W investment management fee waiver and/or reimbursement discussed above), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund.

The estimated Annual Fund operating expenses of each Fund as of the Effective Date are set forth below. These expenses are preliminary estimated expenses; final expenses will be provided in the Funds’ October 1, 2018 Summary Prospectuses and Statutory Prospectus.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Lifecycle 2045 Fund

	Institutional Class	Advisor Class	Premier Class	Retirement Class
Management fees[1,2]	0.49%	0.49%	0.49%	0.49%
Distribution (Rule 12b-1) fees	—	—	0.15%	—
Other expenses[1,2]	0.04%	0.12%	0.04%	0.29%
Acquired Fund fees and expenses[3]	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses	0.56%	0.64%	0.71%	0.81%
Waivers and expense reimbursements[4,5]	(0.11)%	(0.11)%	(0.11)%	(0.11)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.45%	0.53%	0.60%	0.70%

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.
[3]	“Acquired Fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s annual report.
[4]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.00% of average daily net assets for Institutional Class shares; (ii) 0.15% of average daily net assets for Advisor Class shares; (iii) 0.15% of average daily net assets for Premier Class shares; and (iv) 0.25% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2019, unless changed with approval of the Board of Trustees.
[5]	Advisors has contractually agreed to waive 0.10% of the Fund’s Management fee. This waiver will remain in effect through September 30, 2021, unless changed with approval of the Board of Trustees. This portion of the Management fee has been fully waived since the Fund’s inception.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that a Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the respective Fund’s table above, but that there will be no fee waiver or expense reimbursement arrangements in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Lifecycle 2045 Fund

	Institutional Class	Advisor Class	Premier Class	Retirement Class
1 year	$46	$54	$61	$72
3 years	$144	$170	$192	$224
5 years	$278	$322	$361	$415
10 years	$668	$765	$850	$969